HANSBERGER INTERNATIONAL SERIES

Supplement dated July 1, 2012, to the Hansberger International Series Statement of Additional Information dated May 1, 2012, as may be revised or supplemented from time to time, for the following funds:

Hansberger Emerging Markets Fund	Hansberger International Value Fund
Hansberger International Growth Fund

Effective immediately, Martin T. Meehan has been appointed as an Independent Trustee to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the section “Trustees and Officers of the Trust”:

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Martin T. Meehan (1956)	Trustee Since 2012 Contract Review and Governance Committee Member	Chancellor and faculty member, University of Massachusetts Lowell	46

Director, Lowell
Cooperative Bank
(commercial bank);
Director, Lowell
General Hospital
(healthcare);
formerly, Director,
Qteros, Inc.
(biofuels); formerly,
Trustee, Suffolk
University
(education);
formerly, Director,
D’Youville
Foundation
(senior care)

Experience as
Chancellor of the
University of
Massachusetts
Lowell; experience
on the board of other
business
organizations;
government
experience (including
as a member of the
U.S. House of
Representatives);
academic experience

Effective immediately, Martin T. Meehan has become a member of the Contract Review and Governance Committee. Accordingly, the list of the members of the Contract Review and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Trustees and Officers of the Trust” is hereby replaced with the following:

Contract Review and Governance Committee
Daniel Cain – Chairman
Graham T. Allison, Jr.
Charles D. Baker Martin T. Meehan
Erik R. Sirri
Peter J. Smail

As of December 31, 2011, Mr. Meehan did not own shares of any Fund overseen by the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series.